GOING CONCERN (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 04, 2025	Aug. 18, 2025	Jul. 13, 2022	Apr. 30, 2026	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Net loss						$ 6,360,336	$ 3,091,394	$ 4,837,738	$ 54,067,346	$ 430,183	$ 354,310	$ 14,289,468	$ 54,851,839	$ 58,923,300	$ 1,820,528
Net cash used in operations												4,080,653	312,982	405,168	935,118
Working capital deficit						140,843,234						140,843,234		125,621,520
Gross proceeds			$ 24,711									$ 3,314,458			23,057
Series C Preferred Stock [Member]
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Shares of common stock	100
Warrants to purchase of shares	9,900
Exercise price	$ 10,000
Cash payment of warrants	$ 1,000,099
Common Stock [Member]
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Net loss
Shares of common stock		40,000			183,655		20,437	40,000				136,345			13
Gross proceeds		$ 4,000,000
Net proceeds		$ 3,300,000
Common Stock [Member] | Subsequent Event [Member]
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Shares of common stock		40,000		84,000
Gross proceeds		$ 4,000,000
Net proceeds		$ 3,340,000